DEFERRED REVENUES - Change in Deferred Revenue on Extension of Warranty (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance	€ 3,848
Balance	4,314	€ 3,848
Extension of Warranty [Member]
Balance	740	782
New extension of warranty	162	256
Recognition of revenue	(367)	(298)
Balance	€ 535	€ 740